Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
June 30, 2020
Machinery and equipment	$5,609,567	$–	$5,609,567
Furniture and office equipment	479,579	(373,682)	105,897
Transportation equipment	491,025	(181,930)	309,095
Leasehold improvements	51,658	(21,552)	30,106
Mineral property	350,000	–	350,000
	$6,981,829	$(577,164)	$6,404,665

		Accumulated
	Cost	Depreciation	Net
December 31, 2019
Machinery and equipment	$5,609,567	$–	$5,609,567
Furniture and office equipment	479,579	(360,224)	119,355
Transportation equipment	491,025	(132,827)	358,198
Leasehold improvements	51,658	(18,056)	33,602
Mineral property	350,000	–	350,000
	$6,981,829	$(511,107)	$6,470,722